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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stonebrook Fund Management LLC
Address:    450 Park Avenue, 12th Floor
            New York, New York  10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Marc Abel
Title:            Chief Financial Officer
Phone:            212-702-4813

Signature, Place, and Date of Signing:


/S/ MARC ABEL          New York, New York                    November 12, 2004
---------------        --------------------------            -----------------
[Signature]                 [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for   this
     reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page
                              ---------------------

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                36
                                                                     ----
Form 13F Information Table Value Total:                          $915,507
                                                                  -------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                       Stonebrook Fund Management LLC
                                         Form 13F Information Table
                                       Quarter Ended September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                        Title of                Value        Shares/   SH/     Put/    Investment  Other        Voting Authority
Name of Issuer           Class       CUSIP      (x $1000)    Prn Amt   PRN     Call    Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO   CL A       002896207    10,382      329,600   SH              SOLE                   329,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP     COM NEW    01859P609    12,728      845,121   SH              SOLE                   845,121
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MFG
HLDGS IN                 COM        024061103    35,674    1,219,200   SH              SOLE                 1,219,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP    COM        036115103    34,482    1,473,600   SH              SOLE                 1,473,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC               COM        03674B104    40,859      468,300   SH              SOLE                   468,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC             COM        04621X108     7,353      282,800   SH              SOLE                   282,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC             COM        053332102    38,957      504,300   SH              SOLE                   504,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC     COM        07556Q105    37,176      347,800   SH              SOLE                   347,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL WEST HLDGS INC   COM        11037M105     3,154      184,000   SH              SOLE                   184,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CBRL GROUP INC           COM        12489V106    16,705      462,995   SH              SOLE                   462,995
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP            COM        126408103    18,158    1,363,200   SH              SOLE                 1,363,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP              COM        152312104    35,620      705,900   SH              SOLE                   705,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES
INC                      COM        191219104    33,982    1,798,000   SH              SOLE                 1,798,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC           COM        23331A109    34,852    1,052,600   SH              SOLE                 1,052,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INC   COM        256747106    16,467      611,011   SH              SOLE                   611,011
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC        COM        25754A201    13,076      889,500   SH              SOLE                   889,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINISH LINE INC          CL A       317923100    12,577      406,765   SH              SOLE                   406,765
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL
INC                      COM        360921100    20,295      809,200   SH              SOLE                   809,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY
LTD                      CL A       G4776G101    29,003      426,700   SH              SOLE                   426,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC         COM        50730R102    20,480    1,245,000   SH              SOLE                 1,245,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                       Stonebrook Fund Management LLC
                                         Form 13F Information Table
                                       Quarter Ended September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                        Title of                Value        Shares/   SH/     Put/    Investment  Other        Voting Authority
Name of Issuer           Class       CUSIP      (x $1000)    Prn Amt   PRN     Call    Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEAPFROG ENTERPRISES
INC                      CL A       52186N106    21,603    1,066,800   SH              SOLE                 1,066,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINENS N THINGS INC      COM        535679104    37,366    1,612,700   SH              SOLE                 1,612,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LUBRIZOL CORP            COM        549271104    20,826      601,900   SH              SOLE                   601,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC           CL A       559222401    27,958      377,400   SH              SOLE                   377,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC               COM        577081102    31,552    1,740,300   SH              SOLE                 1,740,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY
BANCORP INC              COM        649445103    24,098    1,173,200   SH              SOLE                 1,173,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR
CALIF INC                COM        694873100    33,992    1,614,827   SH              SOLE                 1,614,827
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RPM INTL INC             COM        749685103    20,892    1,183,700   SH              SOLE                 1,183,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD          COM        758110100    41,857    1,139,900   SH              SOLE                 1,139,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RUBY TUESDAY INC         COM        781182100    16,574      594,700   SH              SOLE                   594,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP
NEW                      COM        85375C101    27,227      483,000   SH              SOLE                   483,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC      COM        89579K109    30,896      897,100   SH              SOLE                   897,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS
INC                      CL B       913903100    17,435      400,800   SH              SOLE                   400,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLCHOICE INC           COM        949475107    28,184      755,000   SH              SOLE                   755,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS
LTD                      SHS        G96655108    41,151    1,100,300   SH              SOLE                 1,100,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP      COM        985577105    21,916      467,389   SH              SOLE                   467,389
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  36 DATA RECORDS                      $915,507
          0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED